21. Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2014
Trust preferred securities prepayment by underlying bank
Minimum Regulatory Capital Requirements

The Company and the Bank are subject to various regulatory capital requirements administered by their primary regulator, the Federal Reserve Bank of Richmond. Failure to meet the minimum regulatory capital requirements can initiate certain mandatory and possible additional discretionary actions by regulators, that if undertaken, could have a direct material effect on the Company and Bank and the consolidated financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines involving quantitative measures of their assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Existing quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios of total risk-based capital and Tier I capital to risk-weighted assets (as defined in the regulations), and Tier I capital to adjusted total assets (as defined).

As of December 31, 2014, the most recent notification from the Federal Reserve Bank of Richmond categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.

The Company’s actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes

	Amount	Ratio	Amount	Ratio
As of December 31, 2014:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 51,688	14,32%	$ 28,875	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	47,167	13.07%	14,437	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	47,167	7.78%	24,239	=,> 4%

As of December 31, 2013:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 35,129	9.81%	$ 28,650	=,> 8%
Tier 1 Capital (to Risk-Weighted Assets)	30,627	8.55%	14,325	=,> 4%
Tier 1 Capital (to Adjusted Total Assets)	30,627	5.22%	23,451	=,> 4%

The Bank’s actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under the Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2014:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 51,184	14.19%	$ 28,861	=,> 8%	$ 36,076	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	46,663	12.93%	14,430	=,> 4%	21,645	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	46,663	7.71%	24,196	=,> 4%	30,245	=,> 5%

As of December 31, 2013:
Total Risk-Based Capital (to Risk-Weighted Assets)	$ 39,477	11.03%	$ 28,626	=,> 8%	$ 35,783	=,> 10%
Tier 1 Capital (to Risk-Weighted Assets)	34,975	9.77%	14,313	=,> 4%	21,470	=,> 6%
Tier 1 Capital (to Adjusted Total Assets)	34,975	5.98%	23,402	=,> 4%	29,253	=,> 5%

On July 7, 2013 the Federal Reserve Board approved Basel III Final Rule to begin implementation January 1, 2015. The desired overall objective of Basel III is to improve the banking sector’s ability to absorb shocks arising from financial and economic stress. The Final Rule changes minimum capital ratios and raises the Tier 1 Risk Weighted Assets to 6% from 4%. In addition, the new rules require a bank to maintain a capital conservation buffer of between 2 and 2 ½ % beginning in 2016. The new rules will be phased in beginning in 2015 with complete compliance required by 2019. Generally, the Basel III Final Rule will require banks to maintain higher levels of common equity and regulatory capital.